Segments - Results of Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Information
Revenue	$ 77,147	$ 79,591	$ 79,139
Pre-tax income from continuing operations	10,166	11,342	11,400
External Revenue
Segment Information
Revenue	76,199	77,573	76,927
External Revenue | Cloud & Cognitive Software
Segment Information
Revenue	23,200	22,209	21,751
External Revenue | Global Business Services
Segment Information
Revenue	16,634	16,595	16,073
External Revenue | Global Technology Services
Segment Information
Revenue	27,361	29,146	29,213
External Revenue | Systems
Segment Information
Revenue	7,604	8,034	8,194
External Revenue | Global Financing
Segment Information
Revenue	1,400	1,590	1,696
Internal transactions
Segment Information
Revenue	(6,220)	(6,813)	(6,401)
Pre-tax income from continuing operations	(290)	(725)	(742)
Internal transactions | Cloud & Cognitive Software
Segment Information
Revenue	(2,827)	(3,190)	(3,159)
Internal transactions | Global Business Services
Segment Information
Revenue	(278)	(326)	(363)
Internal transactions | Global Technology Services
Segment Information
Revenue	(1,157)	(872)	(657)
Internal transactions | Systems
Segment Information
Revenue	(726)	(815)	(750)
Internal transactions | Global Financing
Segment Information
Revenue	(1,232)	(1,610)	(1,471)
Business Segments
Segment Information
Revenue	82,419	84,386	83,329
Pre-tax income from continuing operations	$ 13,019	$ 14,557	$ 14,396
Revenue year-to-year change (as a percent)	(2.30%)	1.30%	(0.90%)
Pre-tax income year-to-year change (as a percent)	(10.60%)	1.10%	(2.20%)
Pre-tax income margin (as a percent)	15.80%	17.30%	17.30%
Business Segments | Cloud & Cognitive Software
Segment Information
Revenue	$ 26,027	$ 25,399	$ 24,910
Pre-tax income from continuing operations	$ 7,952	$ 8,882	$ 8,068
Revenue year-to-year change (as a percent)	2.50%	2.00%	2.00%
Pre-tax income year-to-year change (as a percent)	(10.50%)	10.10%	7.30%
Pre-tax income margin (as a percent)	30.60%	35.00%	32.40%
Business Segments | Global Business Services
Segment Information
Revenue	$ 16,911	$ 16,921	$ 16,436
Pre-tax income from continuing operations	$ 1,666	$ 1,629	$ 1,303
Revenue year-to-year change (as a percent)	(0.10%)	2.90%	(1.90%)
Pre-tax income year-to-year change (as a percent)	2.20%	25.00%	(18.40%)
Pre-tax income margin (as a percent)	9.90%	9.60%	7.90%
Business Segments | Global Technology Services
Segment Information
Revenue	$ 28,518	$ 30,018	$ 29,870
Pre-tax income from continuing operations	$ 1,645	$ 1,781	$ 2,618
Revenue year-to-year change (as a percent)	(5.00%)	0.50%	(3.60%)
Pre-tax income year-to-year change (as a percent)	(7.60%)	(32.00%)	(13.20%)
Pre-tax income margin (as a percent)	5.80%	5.90%	8.80%
Business Segments | Systems
Segment Information
Revenue	$ 8,330	$ 8,848	$ 8,945
Pre-tax income from continuing operations	$ 701	$ 904	$ 1,128
Revenue year-to-year change (as a percent)	(5.90%)	(1.10%)	5.70%
Pre-tax income year-to-year change (as a percent)	(22.40%)	(19.90%)	21.90%
Pre-tax income margin (as a percent)	8.40%	10.20%	12.60%
Business Segments | Global Financing
Segment Information
Revenue	$ 2,632	$ 3,200	$ 3,168
Pre-tax income from continuing operations	$ 1,055	$ 1,361	$ 1,278
Revenue year-to-year change (as a percent)	(17.80%)	1.00%	(9.30%)
Pre-tax income year-to-year change (as a percent)	(22.50%)	6.50%	(22.80%)
Pre-tax income margin (as a percent)	40.10%	42.50%	40.30%